Sales/transfer of receivables	12 Months Ended
Mar. 31, 2016
Sales/transfer of receivables

11. Sales/transfer of receivables

There were no pre-tax gains on securitizations/other transfers that were completed during the years ended March 31, 2014, March 31, 2015 and March 31, 2016. The following table summarizes the cash flows received during the years ended March 31, 2014, March 31, 2015 and March 31, 2016 from customers and paid to SPEs/transferees on securitized/ transfered performing loans:

	Fiscal years ended March 31,
	2014		2015		2016		2016
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	1,771.9	Rs.	903.6	Rs.	664.3	US$	10.0
Payments made		1,537.7		832.5		608.7		9.2
Cash flows on retained interests	Rs.	223.1	Rs.	69.3	Rs.	55.7	US$	0.8

Other key disclosures are as follows:

	As of March 31,
	2015		2016		2016
	(In millions)
Transferred receivables with continuing involvement	Rs.	1,670.3	Rs.	1,159.9	US$	17.5
Delinquencies		296.0		219.6		3.3
Credit losses		220.5		191.2		2.9
Retained interest in sold receivables		64.3		50.0		0.8

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2015 and March 31, 2016 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2015	2016		2016
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.6.7	Rs.	4.5	US$	0.1
Impact of 20% adverse change	12.7		8.3		0.1
Expected credit losses:
Impact of 10% adverse change	6.6		3.8		0.1
Impact of 20% adverse change	13.2		7.6		0.1

Weighted average life in years of the securitized receivables is not subject to change, except in the case of a change in the prepayment rate assumption. Consequently, the above sensitivity analysis does not include the impact on the estimated fair values of the retained interests due to an adverse change in the weighted average life in years and the discount rate.

These sensitivities are hypothetical and should be used with appropriate caution. A 10% change in the assumptions may not result in lineally proportionate changes in the fair values of retained interests. Adverse changes assumed in the above analysis and the resultant change in the fair values of retained interests are calculated independent of each other. In reality, any change in one factor may cause a change in the other factors.